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UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Capital Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	3/31/05

Date of reporting period:	6/30/05

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The Shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Capital Fund Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
DRS	DRS	23330X100	8/5/2004	1. Election of Directors	Issuer	Y	For	For
Technologies, Inc.				2. Approve the independent registered public accounting firm ratification	Issuer	Y	For	For
Belden Inc.	BWC	077459105	7/15/2004

1. To approve and adopt the agreement and plan of merger, dated as of February 4, 2004, as amended, by and among Cable Design Technologies Corporation, BC Merger Corp., a wholly owned subsidiary of Cable Design Technologies Corporation, and Belden Inc., and the merger contemplated thereby, as more fully described in the accompanying joint proxy statement/prospectus

					Issuer	Y	For	For
				2. Election of Directors	Issuer	Y	For	For

3. To approve any proposal to adjourn or postpone the Belden Inc. annual meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of approving either proposal 1 or 2

					Issuer	Y	For	For
Fleetwood Enterprises, Inc.	FLE	339099103	9/14/2004	1. Election of Directors	Issuer	Y	For	For
Thor Industries, Inc.	THO	885160101	12/7/2004	1. Election of Directors	Issuer	Y	For	For
Dycom	DY	267475101	11/23/2004	1. Election of Directors	Issuer	Y	For	For
Industries, Inc.				2. Approval of the company’s annual incentive plan	Issuer	Y	For	For
Zale	ZLC	988858106	11/12/2004	1. Election of Directors	Issuer	Y	For	For
Corporation				2. To amend the company’s restated certificate of incorporation to increase the number of authorized shares of common stock to 150,000,000	Issuer	Y	For	For
				3. To ratify the appointment of KPMG LLP as the company’s independent public accountants for the fiscal year ending July 31, 2005	Issuer	Y	For	For
Avnet, Inc.	AVT	053807103	11/11/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as independent public accountants for the fiscal year ending July 2, 2005	Issuer	Y	For	For
Hutchinson Technology Incorporated	HTCH	448407106	1/26/2005	1. Election of Directors	Issuer	Y	For	For

				2. Approval of amendment and restatement of the Hutchinson Technology Incorporated 1996 incentive plan	Issuer	Y	For	For
				3. Ratification of the appointment of Deloitte & Touche LLP as independent public accountants for the 2005 fiscal year	Issuer	Y	For	For
National-Oilwell, Inc.	NOI	637071101	3/11/2005

1. To approve the adoption of the amended and restated agreement and plan of merger, effective as of August 11, 2004, between National-Oilwell, Inc. and Varco International, Inc. as amended prior to the special meeting, as more fully described in the proxy statement.

					Issuer	Y	For	For

2. To approve the National-Oilwell Varco long-term incentive plan, subject to completion of the merger contemplated by the amended and restated agreement and plan of merger, effective as of August 11, 2004, between National-Oilwell, Inc. and Varco International, Inc. as amended prior to the special meeting.

					Issuer	Y	For	For

3. To approve the adjournment of the special meeting, for any reason, including to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting to approve the proposals.

					Issuer	Y	For	For
Rent-A-Center, Inc.	RCII	76009N100	5/18/2005	1. Election of Directors	Issuer	Y	For	For
Ross	ROST	778296103	5/19/2005	1. Election of Directors	Issuer	Y	For	For
Stores, Inc.				2. Ratify appointment of Deloitte & Touche LLP as the company’s independent certified public accountants for the fiscal year ending January 28, 2006.	Issuer	Y	For	For
Big Lots, Inc.	BLI	089302103	5/17/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the Big Lots 2005 long-term incentive plan.	Issuer	Y	For	For
Trinity	TRN	896522109	5/9/2005	1. Election of Directors	Issuer	Y	For	For
Industries, Inc.				2. Approve ratification of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2005.	Issuer	Y	For	For

Foot	FL	344849104	5/25/2005	1. Election of Directors	Issuer	Y	For	For
Locker, Inc.				2. Ratification of appointment of independent accountants.	Issuer	Y	For	For
Apria	AHG	037933108	4/20/2005	1. Election of Directors	Issuer	Y	For	For
Healthcare Group Inc.

2. Ratification of appointment of the company’s independent registered public accounting firm with respect to the proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent accountant for the fiscal year ending December 31, 2005.

					Issuer	Y	For	For
Rowan	RDC	779382100	4/22/2005	1. Election of Directors	Issuer	Y	For	For
Companies, Inc.				2. Approval of the 2005 Rowan Companies, Inc. long-term incentive plan.	Issuer	Y	Against	Against
Coachmen Industries, Inc.	COA	189873102	5/5/2005	1. Election of Directors	Issuer	Y	For	For
Horace Mann	HMN	440327104	5/26/2005	1. Election of Directors	Issuer	Y	For	For
Educators Corporation				2. Approval of the amended and restated 2002 incentive compensation plan.	Issuer	Y	For	For
				3. Ratification of the appointment of KPMG LLP, an independent registered public accounting firm, as the company’s auditors for the year ending December 31, 2005.	Issuer	Y	For	For
Ensco	ESV	26874Q100	5/3/05	1. Election of Directors	Issuer	Y	For	For
International Incorporated				2. Approval of an amendment to the compnay’s certificate of incorporation to consolidate the existing authorized two classes of preferred stock into a single class of preferred stock.	Issuer	Y	For	For
				3. Approval of an amendment to the company’s certificate of incorporation to remove restrictions on ownership and control of shares of the company by non-United States citizens.	Issuer	Y	For	For
				4. Approval of amendments to simplify and modernize the company’s certificate of incorporation.	Issuer	Y	For	For
				5. Approval of the 2005 cash incentive plan.	Issuer	Y	For	For
				6. Approval of the 2005 long-term incentive plan.	Issuer	Y	For	For

				7. Ratification of the audit committee’s appointment of KPMG LLP as the company’s independent accountants for 2005.	Issuer	Y	For	For
Champion	CHB	158496109	5/3/2005	1. Election of Directors	Issuer	Y	For	For
Enterprises, Inc.				2. Adoption of the 2005 equity compensation and incentive plan.	Issuer	Y	For	For
Westcorp	WES	957907108	4/26/2005	1. Election of Directors	Issuer	Y	For	For

2. Amend Article I of Westcorp’s articles of incorporation, conditioned upon the completion of the merger of WFS Financial Inc. into Western Financial Bank, to read in full as follows: “Article I: The name of this corporation is Western Financial Bancorp.”

					Issuer	Y	For	For
				3. Approve the Westcorp stock incentive plan.	Issuer	Y	For	For
				4. Ratify the appointment of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
Arrow	ARW	042735100	5/6/2005	1. Election of Directors	Issuer	Y	For	For
Electronics, Inc.				2. Ratification of the appointment of Ernst & Young LLP as Arrow’s independent auditors for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
Maxtor	MXO	577729205	5/13/2005	1. Election of Directors	Issuer	Y	For	For
Corporation				2. Approve adoption of the company’s 2005 performance incentive plan.	Issuer	Y	For	For
				3. Approve an amendment of the company’s 1998 employee stock purchase plan to authorize the sale of an additional 7,000,000 shares.	Issuer	Y	For	For
				4. Ratify the engagement of Pricewaterhousecoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
Reebok	RBK	758110100	5/3/2005	1. Election of Directors	Issuer	Y	For	For
International Ltd.				2. Ratification of the appointment of Ernst & Young LLP as the company’s independent auditors 2005.	Issuer	Y	For	For
WFS Financial	WFSI	92923B106	4/26/2005	1. Election of Directors	Issuer	Y	For	For
Inc.				2. Ratify the appointment of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
Michaels Stores, Inc.	MIK	594087108	6/16/2005	1. Election of Directors	Issuer	Y	For	For

				2. Ratification of the audit committee’s selection of Ernst & Young LLP as the independent resigtered public accounting firm for fiscal 2005.	Issuer	Y	For	For
				3. Approval of the Michaels Stores, Inc. 2005 incentive compensation plan.	Issuer	Y	For	For
Patterson-UTI	PTEN	703481101	6/15/2005	1. Election of Directors	Issuer	Y	For	For
Energy, Inc.				2. Approve the adoption of the Patterson-UTI Energy, Inc. 2005 long-term incentive plan.	Issuer	Y	For	For
				3. Ratify the selection of Pricewaterhousecoopers LLC as independent accountants of the company for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
Charming Shoppes, Inc.	CHRS	161133103	6/23/2005	1. Election of Directors	Issuer	Y	For	For
American Greetings Corporation	AM	026375105	6/24/2005	1. Election of Directors	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Capital Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/29/05

* Print the name and title of each signing officer under his or her signature.